Stockholders' Equity: Valuation assumptions (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Valuation assumptions
For the year ending:	December 31,
	2012	2011
Weighted average risk-free interest rate	0.90%	1.72%
Expected life in years	7.00	7.00
Expected volatility	78%	82%
Expected dividends	0	0